Share based compensation (Details 4) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Share-based compensation expenses	$ 3,835,475	$ 1,531,258	$ 7,443,930
Class B Common shares Issued For Compensation Member
Statement [Line Items]
Share-based compensation expenses	0	0	3,576,875
Warrants Issued For Services Member
Statement [Line Items]
Share-based compensation expenses	1,372,763	0	0
Other Member
Statement [Line Items]
Share-based compensation expenses	16,702	0	0
performance share unit member
Statement [Line Items]
Share-based compensation expenses	458,253	1,291,978	98,513
Class B Common Shares issued for services.
Statement [Line Items]
Share-based compensation expenses	36,000	169,500	174,537
Stock Options Member
Statement [Line Items]
Share-based compensation expenses	$ 1,951,757	$ 69,780	$ 3,594,005